                              -  BT INVESTMENT FUNDS  -


                              CAPITAL APPRECIATION FUND


                                  SEMI-ANNUAL REPORT
                                   ---------------
                                      MARCH-1997

-------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

TABLE OF CONTENTS
-------------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . 3

    CAPITAL APPRECIATION FUND
         Statement of Assets and Liabilities . . . . . . . . . . . . . . 6
         Statement of Operations . . . . . . . . . . . . . . . . . . . . 6
         Statement of Changes in Net Assets. . . . . . . . . . . . . . . 7
         Financial Highlights. . . . . . . . . . . . . . . . . . . . . . 7
         Notes to Financial Statements . . . . . . . . . . . . . . . . . 8

    CAPITAL APPRECIATION PORTFOLIO
         Schedule of Portfolio Investments . . . . . . . . . . . . . . . 9
         Statement of Assets and Liabilities . . . . . . . . . . . . . .11
         Statement of Operations . . . . . . . . . . . . . . . . . . . .11
         Statement of Changes in Net Assets. . . . . . . . . . . . . . .12
         Financial Highlights. . . . . . . . . . . . . . . . . . . . . .12
         Notes to Financial Statements . . . . . . . . . . . . . . . . .13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Capital Appreciation Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Capital Appreciation Fund (the "Fund") had a total return of (15.73)%* for the six months ended March 31, 1997, as compared to 4.48% for the S&P 400 Midcap Index** and 4.07% for the Lipper Growth Average+. Since its inception on March 9, 1993, the Fund has returned 59.35% cumulatively, or 12.16% annualized. The Fund returned (5.17)% for the year ended March 31, 1997.

                                      OBJECTIVE
     Seeks capital growth over the long term through investment in growth-oriented medium-sized companies that show growth potential. Current income is a secondary goal.

MARKET ACTIVITY
In sharp contrast to the strong performance, growth-oriented market trends, and high investor optimism of the previous semi-annual period, the six months ended March 31, 1997 may best be characterized by a "glass half empty" point of view, with investors focusing more on what may go wrong with an investment than on what will go right. Specifically, investors have been intensely concerned with inflation pressures, corporate earnings, and market valuation levels. Exacerbating concerns about overall stock market valuations were Federal Reserve Board Chairman Alan Greenspan's "irrational exuberance" comments. The direction of interest rates also tempered investor enthusiasm, as most high profile investors and market strategists anticipated Federal Reserve Board tightening and expressed reservations about its consequent effects on economic growth and earnings performance. On March 25, 1997, the fed funds rate was, in fact, raised by 0.25%. Overall, volatility during the semi-annual period was higher than in the recent past.


These market trends and perceptions largely contributed to investors' aversion to high growth, mid cap stocks. Instead, investors preferred the perceived safety of larger, mature companies as well as lower multiple/lower growth, value-oriented stocks. In turn, high growth, mid cap companies were under constant selling pressure, despite the fact that their fundamentals remain sound. Higher growth sectors within the market, such as technology, health care, and communications were particularly hard hit. In all, value sharply outperformed growth for the six month period, and the S&P 400 Midcap Index lagged the large cap segment of the market but outperformed the small cap sector.

                                INVESTMENT INSTRUMENTS
     Generally growth-oriented stocks of medium-sized U.S. corporations and, to a lesser extent, foreign corporations.

INVESTMENT REVIEW
The Fund's relative underperformance can be attributed to style and sector positioning. As growth managers, we generally overweight the Fund in those sectors that we believe will exhibit superior earnings growth over the long term, including technology, health care, and communications--each of which performed poorly during this period. Technology was hurt by concerns about earnings shortfalls from several large and visible market leaders. Health care was hurt by mounting concerns about both potential reimbursement cuts related to Medicare reform and the possibility of renewed attempts at health care reform. New realities of a competitive market in the communications industry impacted this sector. The Fund's underperformance can also be partly attributed to its underweighted position in more value-oriented sectors such as consumer staples, financials, and transportation, each of which performed well during these six months.

On the other hand, our sell discipline helped the Fund during this extremely difficult investment climate for managers of mid cap growth portfolios. For example, we sold the Fund's holdings of Pure Atria Software, a company providing products that help to automate the creation of software applications. Our fundamental checks indicated that there was trouble with the integration of the recently merged Atria Software and Pure Software companies and that earnings were in jeopardy. We sold the Fund's position at $27, and in fact, the stock has recently traded at $10. We also trimmed the Fund's exposure to the energy sector early in 1997 due to somewhat extended valuations. This move proved timely, given the sell-off in this sector during February, as seasonal factors dominated. Still, we remain very positive about the long-term prospects of the energy sector, especially the oil field services stocks.

TEN LARGEST STOCK HOLDINGS

Ace Ltd.                                Tidewater, Inc.
--------------------------------------------------------------------------------
Fruit of the Loom, Inc.                 Global Marine, Inc.
--------------------------------------------------------------------------------
Culligan Water Technologies             QUALCOMM, Inc.
--------------------------------------------------------------------------------
BJ Services Co.                         McKesson Corp.
--------------------------------------------------------------------------------
Everest Reinsurance Holdings., Inc.     ENSCO International, Inc.
--------------------------------------------------------------------------------

We also exploited the period's volatility to the Fund's advantage, using periods of weakness to initiate or add to positions in companies with strong future prospects. For example, we added to the Fund's holdings in Allen Telecom, a provider of wireless telecommunications products and services. Our checks with the company showed that business was quite robust and that sales and earnings were going to be slightly better than expected. In fact, the market has subsequently started to recognize this opportunity as well.

We are in the process of developing two new themes for the Fund.  Clean
Water: The Next Scarce Resource, for instance, focuses on the fact that demand for clean water for both consumption and industrial uses is growing very rapidly, while the ability to supply this water has not kept up the pace. The business of supplying water and equipment is undergoing both a market expansion and a competitive

---------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**   Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                            By Theme as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

America's Industrial Renaissance 7%
Telecommunications 7%
Life Sciences Revolution 11%
Our Strengthening Financial Structure  11%
New Healthcare Paradigm  12%
Client-Server Computing 6%
New Consumer  4%
Environmental Crisis 4%
Life On the Net  4%
Other  20%+
Re-Energizing America 14%

---------------
+   Includes cash and themes with weightings of less than 4%.

consolidation, which we believe will lead to more profitable and better managed companies. Cutting the Cord: The Wireless Opportunity is a theme based on the premise that the combination of global deregulation, increasing competition, new wireless providers, and the shift from analog to digital will lead to a prolonged spending cycle in wireless telecommunications equipment.

Our investment themes for the Fund continue to point to potentially attractive investment opportunities. The Life Sciences Revolution includes selected biotechnology and drug companies that should benefit from improved profitability and an unprecedented number of drugs in late-stage clinical trials. Re-Energizing America includes energy service companies, which should see strong earnings growth as a result of strong exploration and production spending in 1997 as well as robust demand for natural gas and oil in emerging markets worldwide. The New Healthcare Paradigm focuses on value-added medical device, managed care, and health care information services companies, which should be strong as the need to measure cost and quality continues to be a major industry challenge. Stores of Value and the New Consumer, which look at strong retail operators, should benefit from continued strong economic growth and high consumer confidence levels. We are also developing another investment theme for the Fund that will seek to capitalize on the increasing usage of technology coupled with a shortage of skilled workers to implement and manage that technology.

MANAGER OUTLOOK
While we are disappointed with the recent performance of the Fund, there are several reasons why we think the long-term outlook remains promising for mid cap companies that generate superior and consistent earnings growth. First, absolute and relative valuation levels of these growth companies have retreated to levels not seen in three or four years. The broad correction experienced by many of these companies can be seen in the fact that of 1,550 mid cap stocks measured, the average stock is down 20% from its high, and within the S&P 400 Midcap Index, the average stock is down 18% from its high. These statistics highlight the valuation contraction experienced by the mid cap universe that has not been captured within the performance of the Index alone.

Second, despite investors' aversion to growth companies, the fundamentals have not really changed. Throughout this period of uncertainty, our continued contacts with and monitoring of managements of mid cap companies indicate that business is strong and earnings growth remains intact. We believe that this combination of reasonable valuation levels with sound fundamentals should bode well for the mid cap segment of the market over the longer term.

Finally, our outlook for the economy leads us to be positive. We are forecasting GDP growth in the area of 2.5-3.0% for calendar 1997, with interest rates and inflation moving slightly higher. Provided the Federal Reserve Board's interest rate hikes do not stall economic growth, mid cap growth companies should continue to perform well from an earnings standpoint. While we do expect continued volatility throughout the year, historically, investors have been willing to pay for reasonably priced earnings growth, and the mid cap sector has time-proven attractive return potential.

As always, our strategy is to remain true to the philosophy and growth disciplines that have benefited the Fund's investors over the long-term investment horizon so necessary in this asset class. We continue to focus on:
- in-depth, fundamental research to identify companies with consistent, strong earnings and revenue growth
- a thematic approach and screening process to help us identify unrecognized growth companies and/or sectors
- capitalizing on market volatility by initiating or adding to positions in solid companies at reasonable prices, and
-   a sell discipline that helps to mitigate risk in the portfolio.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek capital growth over the long term, with current income as a secondary objective.

We value your ongoing support of the BT Investment Capital Appreciation Fund and look forward to continuing to serve your investment needs in the years ahead.

                                 /s/ Anthony Takazawa
                                   Anthony Takazawa
                               Portfolio Manager of the
                            CAPITAL APPRECIATION PORTFOLIO
                                    March 31, 1997

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND AND THE S&P 400 INDEX SINCE MARCH 31, 1993.


                      TOTAL RETURN FOR THE PERIOD
                           ENDED MARCH 31, 1997
                   Six Months               Since 3/9/93*
                    (15.73)%                   59.35%
                   * The Fund's inception date.

    Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]

                      BT Investment Capital
                   Appreciation Fund - $15,919  S&P 400 Index - $16,358

Mar-93                        10000                     10000
Jun-93                        10519                     10233
Sep-93                        11838                     10747
Dec-93                        11708                     11034
Mar-94                        11409                     10614
Jun-94                        10699                     10227
Sep-94                        11728                     10920
Dec-94                        12088                     10638
Mar-95                        12857                     11498
Jun-95                        14266                     12513
Sep-95                        16813                     13734
Dec-95                        16612                     13930
Mar-96                        16786                     14788
Jun-96                        18070                     15214
Sep-96                        18890                     15657
Dec-96                        18055                     16605
Mar-97                        15919                     16358

              Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Capital Appreciation Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    45,336,657
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          36,000
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,711
                                                                                                                   ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,385,368
                                                                                                                   ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,363
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37,648
  Accrued Expense and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,004
                                                                                                                   ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         101,015
                                                                                                                   ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    45,284,353
                                                                                                                   ---------------
                                                                                                                   ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    43,179,437
  Accumulated Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (642,968)
  Accumulated Net Realized Loss from Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,072,445)
  Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,820,329
                                                                                                                   ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    45,284,353
                                                                                                                   ---------------
                                                                                                                   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . . . $         12.30
                                                                                                                   ---------------
                                                                                                                   ---------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). . .       3,680,894
                                                                                                                   ---------------
                                                                                                                   ---------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Loss Allocated from Capital Appreciation Portfolio, net. . . . . . . . . . . . . . . . . . . . . . . . . . . . . $       (39,441)
                                                                                                                   ---------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         193,462
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,277
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,758
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,191
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,367
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,879
                                                                                                                   ---------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         212,934
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (19,472)
                                                                                                                   ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         193,462
                                                                                                                   ---------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (232,903)
                                                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,673,917
  Net Change in Unrealized Depreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (13,758,015)
                                                                                                                   ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (9,084,098)
                                                                                                                   ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    (9,317,001)
                                                                                                                   ---------------
                                                                                                                   ---------------


                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  FOR THE              FOR THE
                                                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                                               MARCH 31, 1997+    SEPTEMBER 30, 1996
                                                                                              ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      (232,903)    $      (410,072)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . .        4,673,917           6,405,510
  Net Change in Unrealized Appreciation (Depreciation) on Investments. . . . . . . . . . . .      (13,758,015)          1,389,272
                                                                                               ---------------     ---------------
Net Increase (Decrease) in Net Assets from Operations. . . . . . . . . . . . . . . . . . . .       (9,317,001)          7,384,710
                                                                                               ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . .       (8,245,494)         (6,765,953)
                                                                                               ---------------     ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,415,280          25,355,460
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,469,051           3,593,138
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (14,422,283)        (19,562,155)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST . . . . .       (4,537,952)          9,386,443
                                                                                               ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .      (22,100,447)         10,005,200
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       67,384,800          57,379,600
                                                                                               ---------------     ---------------
End of Period (includes accumulated net investment loss of $(642,968) and $(410,072),
 respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    45,284,353     $    67,384,800
                                                                                               ---------------     ---------------
                                                                                               ---------------     ---------------

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the Capital Appreciation Fund.

                                                                                                                     FOR THE PERIOD
                                                    FOR THE          FOR THE      FOR THE PERIOD     FOR THE         MARCH 9, 1993
                                                   SIX MONTHS      YEAR ENDED    JANUARY 1, 1995    YEAR ENDED       (COMMENCEMENT
                                                     ENDED        SEPTEMBER 30,  TO SEPTEMBER 30,  DECEMBER 31,    OF OPERATIONS) TO
                                                 MARCH 31, 1997+      1996            1995**          1994         DECEMBER 31, 1993
                                                 ---------------  -------------  ----------------  ------------    -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .    $16.79          $16.83          $12.10           $11.72              $10.00
                                                     ------          ------         ------           ------              ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . .     (0.07)          (0.10)          (0.07)           (0.04)              (0.01)
  Net Realized and Unrealized Gain (Loss) on
    Investments. . . . . . . . . . . . . . . . .     (2.32)           1.89            4.80             0.42                1.73
                                                     ------          ------         ------           ------              ------
Total Income (Loss) from Investment Operations .     (2.39)           1.79            4.73             0.38                1.72
                                                     ------          ------         ------           ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions     (2.10)          (1.83)             --               --                  --
                                                     ------          ------         ------           ------              ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . .    $12.30          $16.79          $16.83           $12.10              $11.72
                                                     ------          ------         ------           ------              ------
                                                     ------          ------         ------           ------              ------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . .    (15.73)%         12.35%          39.09%            3.24%              21.54%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . .   $45,284         $67,385         $57,380          $42,737             $17,573
  Ratios to Average Net Assets:
    Net Investment Loss. . . . . . . . . . . . .     (0.78)%*        (0.66)%         (0.65)%*         (0.57)%             (0.23)%*
    Expenses, including Expenses of the Capital
      Appreciation Portfolio . . . . . . . . . .      1.25%*          1.25%           1.25%*          1.25%               1.25%*
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust      0.28%*          0.26%           0.32%*          0.54%               0.74%*


---------------
+   Unaudited
*   Annualized
** The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Capital Appreciation Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on March 9, 1993. The Fund invests substantially all of its assets in the Capital Appreciation Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Capital Appreciation Portfolio. All of the net investment income and realized an unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $193,462.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $19,472.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                 FOR THE                       FOR THE
                             SIX MONTHS ENDED                YEAR ENDED
                        MARCH 31, 1997 (UNAUDITED)       SEPTEMBER 30, 1996
                        --------------------------    --------------------------
                           SHARES        AMOUNT          SHARES        AMOUNT
                        -----------   ------------    -----------   ------------
Sold                       369,012   $  5,415,280      1,597,362   $ 25,355,460
Reinvested                 319,442      4,469,051        240,689      3,593,138
Redeemed                (1,020,976)   (14,422,283)    (1,233,122)   (19,562,155)
                       -----------   ------------    -----------   ------------
Net Increase (Decrease)   (332,522)  $ (4,537,952)       604,929   $  9,386,443
                       -----------   ------------    -----------   ------------
                       -----------   ------------    -----------   ------------

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


Shares                       Description                              Value
------                       -----------                              -----

            COMMON STOCKS - 96.66%

            AMERICA'S CHANGING LEISURE TIME - 3.06%
 13,700     Harley-Davidson, Inc.. . . . . . . . . . . . . . . . $    464,087
 11,600     Lone Star Steakhouse & Saloon (a). . . . . . . . . .      265,350
  9,800     Royal Caribbean Cruises, Ltd.. . . . . . . . . . . .      298,900
  9,200     Starwood Lodging Trust . . . . . . . . . . . . . . .      358,800
                                                                 ------------
                                                                    1,387,137
                                                                 ------------

            AMERICA'S INDUSTRIAL RENAISSANCE - 6.50%
 18,628     Agco Corp. . . . . . . . . . . . . . . . . . . . . .      514,598
 10,500     American Standard Companies, Inc. (a). . . . . . . .      472,500
 17,200     BE Aerospace, Inc. (a) . . . . . . . . . . . . . . .      421,400
 16,000     Delta & Pine Land Co.. . . . . . . . . . . . . . . .      496,000
  6,987     Raychem Corp.. . . . . . . . . . . . . . . . . . . .      575,554
 15,552     Sunbeam Corporation, Inc.. . . . . . . . . . . . . .      466,560
                                                                 ------------
                                                                    2,946,612
                                                                 ------------

            CLIENT-SERVER COMPUTING - 5.63%
 22,604     Cognos, Inc. (a) . . . . . . . . . . . . . . . . . .      587,704
 10,914     Compuware Corp. (a). . . . . . . . . . . . . . . . .      684,853
 13,334     Electronics for Imaging, Inc. (a). . . . . . . . . .      531,693
 15,800     EMC Corp. (a). . . . . . . . . . . . . . . . . . . .      560,900
 11,100     Legato Systems, Inc. (a) . . . . . . . . . . . . . .      185,925
                                                                 ------------
                                                                    2,551,075
                                                                 ------------

            ENVIRONMENTAL CRISIS - 4.39%
 19,500     Culligan Water Technologies (a). . . . . . . . . . .      762,938
 19,422     USA Waste Services, Inc. (a) . . . . . . . . . . . .      689,481
 17,455     U.S. Filter Corp. (a). . . . . . . . . . . . . . . .      538,923
                                                                 ------------
                                                                    1,991,342
                                                                 ------------

            FLOURISHING IN THE MANAGED CARE
            ENVIRONMENT - 1.75%
  3,100     PacifiCare Health Systems, Inc.-Cl. B (a). . . . . .      267,375
 19,363     PhyCor, Inc. (a) . . . . . . . . . . . . . . . . . .      527,642
                                                                 ------------
                                                                      795,017
                                                                 ------------

            INTERACTIVE MEDIA - 1.40%
 21,233     Outdoor Systems, Inc. (a). . . . . . . . . . . . . .      634,336
                                                                 ------------

            LIFE ON THE NET - 3.99%
  8,139     America Online, Inc. (a) . . . . . . . . . . . . . .      344,890
 24,700     FORE Systems (a) . . . . . . . . . . . . . . . . . .      370,500
 26,143     Network General Corp. (a). . . . . . . . . . . . . .      562,075
 18,385     Sterling Commerce, Inc. (a). . . . . . . . . . . . .      533,165
                                                                 ------------
                                                                    1,810,630
                                                                 ------------

            LIFE SCIENCES REVOLUTION - 11.07%
  6,900     Agouron Pharmaceuticals, Inc. (a). . . . . . . . . .      487,313
 15,800     BioChem Pharma, Inc. (a) . . . . . . . . . . . . . .      679,400
 16,300     Centocor, Inc. (a) . . . . . . . . . . . . . . . . .      497,150
 25,700     Cephalon, Inc. (a) . . . . . . . . . . . . . . . . .      539,700
 11,900     Dura Pharmaceuticals, Inc. (a) . . . . . . . . . . .      425,425
 16,882     Elan Corp., ADR (a). . . . . . . . . . . . . . . . .      576,098
 22,600     Genzyme Corp. (a). . . . . . . . . . . . . . . . . .      508,500
 24,400     Liposome Company, Inc. (a) . . . . . . . . . . . . .      497,150
  6,300     Millipore Corp.. . . . . . . . . . . . . . . . . . .      266,962
 37,000     Mylan Laboratories . . . . . . . . . . . . . . . . .      541,125
                                                                 ------------
                                                                    5,018,823
                                                                 ------------

            MANAGING THE INFORMATION AGE - 2.11%
  9,500     Ciber, Inc. (a). . . . . . . . . . . . . . . . . . .      239,875
  1,800     Gartner Group, Inc.-Cl. A (a). . . . . . . . . . . .       38,925
  8,600     Keane, Inc. (a). . . . . . . . . . . . . . . . . . . $    282,725
  8,895     McAfee Associates, Inc. (a). . . . . . . . . . . . .      393,604
                                                                 ------------
                                                                      955,129
                                                                 ------------

            MOVE TO OUTSOURCING - 2.14%
  2,176     Catalina Marketing Corp. (a) . . . . . . . . . . . .       88,400
  7,300     Coca-Cola Enterprises, Inc.. . . . . . . . . . . . .      418,838
 13,788     Danka Business Systems, ADR. . . . . . . . . . . . .      433,460
  2,400     West TeleServices Corp. (a). . . . . . . . . . . . .       30,900
                                                                 ------------
                                                                      971,598
                                                                 ------------

            NEW CONSUMER - 4.41%
 14,300     Footstar, Inc. (a) . . . . . . . . . . . . . . . . .      423,638
 23,300     Fruit of the Loom, Inc.-Cl. A  (a) . . . . . . . . .      966,950
  4,242     Gucci Group NV . . . . . . . . . . . . . . . . . . .      305,954
  8,172     Jones Apparel Group, Inc. (a). . . . . . . . . . . .      303,385
                                                                 ------------
                                                                    1,999,927
                                                                 ------------

            NEW HEALTHCARE PARADIGM - 11.97%
 11,205     Cardinal Health, Inc.. . . . . . . . . . . . . . . .      609,272
 12,200     DENTSPLY International, Inc. . . . . . . . . . . . .      610,000
  4,500     Guidant Corp.. . . . . . . . . . . . . . . . . . . .      276,750
 12,900     HBO & Co.. . . . . . . . . . . . . . . . . . . . . .      612,750
 30,346     HEALTHSOUTH Corp. (a). . . . . . . . . . . . . . . .      580,367
  9,900     Heartport, Inc. (a). . . . . . . . . . . . . . . . .      242,550
 14,400     IDX Systems (a). . . . . . . . . . . . . . . . . . .      392,400
 10,900     McKesson Corp. . . . . . . . . . . . . . . . . . . .      697,600
 21,617     Omnicare, Inc. . . . . . . . . . . . . . . . . . . .      508,000
  7,300     Rexall Sundown, Inc. (a) . . . . . . . . . . . . . .      187,062
 28,600     Safeskin Corp. (a) . . . . . . . . . . . . . . . . .       518,37
  6,250     U.S. Surgical Corp.. . . . . . . . . . . . . . . . .      190,625
                                                                 ------------
                                                                    5,425,751
                                                                 ------------

            OUR STRENGTHENING FINANCIAL STRUCTURE - 11.28%
 15,400     Ace Ltd. . . . . . . . . . . . . . . . . . . . . . .      985,600
 25,200     Amerin Corp. (a) . . . . . . . . . . . . . . . . . .      507,150
 16,300     ContiFinancial Corp. (a) . . . . . . . . . . . . . .      505,300
 14,100     Edwards (A.G.), Inc. . . . . . . . . . . . . . . . .      433,575
 24,300     Everest Reinsurance Holdings, Inc. . . . . . . . . .      713,813
 16,900     First Security Corp. . . . . . . . . . . . . . . . .      542,913
  5,100     Mercury General Corp.. . . . . . . . . . . . . . . .      311,100
 11,500     Provident Companies, Inc.. . . . . . . . . . . . . .      629,625
 20,800     Western National Corp. . . . . . . . . . . . . . . .      486,200
                                                                 ------------
                                                                    5,115,276
                                                                 ------------

            RE-ENERGIZING AMERICA - 12.76%
 33,700     Abacan Resource Corp. (a). . . . . . . . . . . . . .      265,387
  7,600     AES Corp. (a). . . . . . . . . . . . . . . . . . . .      425,600
 15,634     BJ Services Co. (a). . . . . . . . . . . . . . . . .      748,478
 10,012     Cooper Cameron Corp. (a) . . . . . . . . . . . . . .      685,822
 14,000     ENSCO International, Inc. (a). . . . . . . . . . . .      689,500
 18,600     Falcon Drilling Company, Inc. (a). . . . . . . . . .      688,200
 28,000     Global Industries Ltd. (a) . . . . . . . . . . . . .      598,500
 32,633     Global Marine, Inc. (a). . . . . . . . . . . . . . .      701,610
 15,500     Noble Drilling Corp. (a) . . . . . . . . . . . . . .      267,375
 15,491     Tidewater, Inc.. . . . . . . . . . . . . . . . . . .      712,586
                                                                 ------------
                                                                    5,783,058
                                                                 ------------

            RETURN TO HOME OWNERSHIP - 1.20%
 36,400     Furniture Brands International, Inc. (a) . . . . . .      546,000
                                                                 ------------


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                       Description                              Value
------                       -----------                              -----


            STORES OF VALUE - 3.48%
 25,216     Borders Group, Inc. (a). . . . . . . . . . . . . . . $    475,952
 17,610     Consolidated Stores Corp. (a). . . . . . . . . . . .      620,752
 23,800     General Nutrition Companies, Inc. (a). . . . . . . .      481,950
                                                                 ------------
                                                                    1,578,654
                                                                 ------------

            TELECOMMUNICATIONS - 6.70%
 30,100     Allen Group, Inc. (a). . . . . . . . . . . . . . . .      526,750
 13,300     Groupe AB SA (a) . . . . . . . . . . . . . . . . . .      128,012
 21,623     McLeod, Inc.-Cl. A (a) . . . . . . . . . . . . . . .      383,808
 16,200     Newbridge Networks Corp. (a) . . . . . . . . . . . .      463,725
 20,284     Omnipoint Corp. (a). . . . . . . . . . . . . . . . .      197,769
 12,391     QUALCOMM, Inc. (a) . . . . . . . . . . . . . . . . .      698,543
  8,500     Sawtek, Inc. (a) . . . . . . . . . . . . . . . . . .      244,375
 17,201     Teleport Communications Group, Inc.. . . . . . . . .      395,623
                                                                 ------------
                                                                    3,038,605
                                                                 ------------

            THE UBIQUITOUS SEMICONDUCTOR - 2.82%
  7,200     ASM Lithography Holding NV (a) . . . . . . . . . . .      540,000
  7,300     KLA Instruments Corp. (a). . . . . . . . . . . . . .      266,450
  6,800     Novellus Systems (a) . . . . . . . . . . . . . . . .      469,200
                                                                 ------------
                                                                    1,275,650
                                                                 ------------

TOTAL COMMON STOCKS (COST $42,611,572) . . . . . . . . . . . . . $ 43,824,620
                                                                 ------------

            PREFERRED STOCK CONVERTIBLE - 1.29%
            RE-ENERGIZING AMERICA - 1.29%
 12,000     AES Trust I-Ser. A (Cost $600,000) . . . . . . . . . $    583,500
                                                                 ------------

Principal
 Amount                 Description                                  Value
---------               -----------                                  -----

            SHORT TERM INVESTMENTS - 0.92%
            U.S. TREASURY BILLS - 0.92%
 $125,000   5.12%, 4/24/97 . . . . . . . . . . . . . . . . . . . $    124,600
  295,000   5.01%, 5/29/97 . . . . . . . . . . . . . . . . . . .      292,543
                                                                 ------------

TOTAL SHORT TERM INVESTMENTS (Cost $417,147) . . . . . . . . . . $    417,143
                                                                 ------------
TOTAL INVESTMENTS (Cost $43,628,719) . . . . . . .      88.87%   $ 44,825,263
Other Assets Less Liabilities. . . . . . . . . . .       1.13%        511,474
                                                  ------------   ------------
NET ASSETS. .. . . . . . . . . . . . . . . . . . .     100.00%   $ 45,336,737
                                                  ------------   ------------
                                                  ------------   ------------

---------------
(a) Non-Income Producing Security
The following abbreviation is used in portfolio descriptions:
ADR -- American Depository Receipt


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments, at Value (Cost of $43,628,719) . . . . . . . . . $ 44,825,263
   Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,565
   Receivable for Securities Sold. . . . . . . . . . . . . . . .      727,174
   Dividends Receivable. . . . . . . . . . . . . . . . . . . . .       11,715
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . .          208
                                                                 ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .   45,567,925
                                                                 ------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . .       14,649
   Payable for Securities Purchased. . . . . . . . . . . . . . .      203,229
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . .       13,310
                                                                 ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .     231,188
                                                                 ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 45,336,737
                                                                 ------------
                                                                 ------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . $ 44,140,193
   Net Unrealized Appreciation on Investments. . . . . . . . . .    1,196,544
                                                                 ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 45,336,737
                                                                 ------------
                                                                 ------------



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . $     44,833
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . .       95,368
                                                                 ------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .      140,201
                                                                 ------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . .      194,679
   Administration and Services Fees. . . . . . . . . . . . . . .       29,951
   Professional Fees . . . . . . . . . . . . . . . . . . . . . .       17,113
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . .        1,033
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .      242,776
   Less Expenses Absorbed by Bankers Trust . . . . . . . . . . .      (63,073)
                                                                 ------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .      179,703
                                                                 ------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . .      (39,502)
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain from Investment Transactions. . . . . . . .    4,705,907
   Net Change in Unrealized Depreciation on Investments. . . . .  (13,829,844)
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . . .   (9,123,937)
                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . $ (9,163,439)
                                                                  ------------
                                                                  ------------


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    FOR THE             FOR THE
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                               MARCH 31, 1997+   SEPTEMBER 30, 1996
                                                              ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
    Net Investment Loss. . . . . . . . . . . . . . . . . .   $          (39,502) $          (25,530)
    Net Realized Gain from Investment Transactions . . . .            4,705,907          18,986,988
    Net Change in Unrealized Depreciation on Investments .          (13,829,844)        (17,719,598)
                                                             ------------------  ------------------
Net Increase (Decrease) in Net Assets from Operations. . .           (9,163,439)          1,241,860
                                                             ------------------  ------------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested . . . . . . . . . . . .            9,942,581         110,885,692
    Value of Capital Withdrawn . . . . . . . . . . . . . .          (23,827,900)       (193,629,946)
                                                             ------------------  ------------------
Net Decrease in Net Assets from Capital Transactions . . .          (13,885,319)        (82,744,254)
                                                             ------------------  ------------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . .          (23,048,758)        (81,502,394)
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . .           68,385,495         149,887,889
                                                             ------------------  ------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . .   $       45,336,737  $       68,385,495
                                                             ------------------  ------------------
                                                             ------------------  ------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Capital Appreciation Portfolio.

                                                                                                                    For the period
                                             FOR THE            FOR THE       FOR THE PERIOD        FOR THE          MARCH 9, 1993
                                            SIX MONTHS        YEAR ENDED      JANUARY 1, 1995     YEAR ENDED         (COMMENCEMENT
                                              ENDED          SEPTEMBER 30,    TO SEPTEMBER 30,    DECEMBER 31,     OF OPERATIONS) TO
                                        MARCH 31, 1997+          1996              1995++             1994         DECEMBER 31, 1993
                                       -----------------  -----------------  -----------------  -----------------  -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period
    (000s omitted) . . . . . . . . .         $45,337            $68,385           $149,888            $73,634            $37,076
  Ratios to Average Net Assets:
    Net Investment Loss. . . . . . .           (0.13)%*           (0.01)%             0.01%*             0.08%              0.38%*
    Expenses . . . . . . . . . . . .            0.60%*             0.60%              0.60%*             0.60%              0.60%*
    Decrease Reflected in Above
      Expense Ratio Due to Absorption
      of Expenses by Bankers Trust .            0.21%*             0.17%              0.18%*             0.23%              0.41%*
  Portfolio Turnover Rate. . . . . .              96%               271%               125%               157%               137%
  Average Commission Per Share** . .          $0.059             $0.055


-------------------
+   Unaudited
++ The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
*   Annualized
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION
The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OPTION CONTRACTS
The Portfolio may enter into Option Contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a gain or loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $29,951.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $194,679.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced by $63,073.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended March 31, 1997, Capital Appreciation Portfolio paid brokerage commissions of $105,409.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997 were $57,597,820 and $66,590,668, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997, was $43,698,018. The aggregate gross unrealized appreciation for all investments was $4,688,761 and the aggregate gross unrealized depreciation for all investments was $3,561,516.

BT INVESTMENT FUNDS
CAPITAL APPRECIATION FUND

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                               ------------------------
             For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                               ------------------------





                                                           STA465100 (5/97)